Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2018 and 2017:

(in thousands)	2018	2017
Prepaid expenses	$48,250	$41,775
Cash collateral	25,368	21,907
Value added tax	24,416	17,870
Other receivables	11,127	17,455
Total prepaid expenses and other current assets	$109,161	$99,007